FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906





October 5, 2001

Filed Via Edgar (CIK #0000225375)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC. (Registrant) File Nos. 002-60470 and 811-2790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 26, 2001.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.


/s/ David P. Goss
David P. Goss
Associate General Counsel

DPG:ml

cc:   Bruce G. Leto, Esq.